Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Document Type	S-1/A
Amendment Description	AMENDMENT NO.1
Trading Symbol	NSPR
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company